CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-In Capital	Unearned ESOP Shares	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
BALANCE at Sep. 30, 2010	$ 126	$ 53,528	$ (3,234)	$ (31,576)	$ 36,483	$ 1,672	$ 56,999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					112		112
Other comprehensive income (loss)						581	581
Cash dividends ($ 0.10 per share)					(964)		(964)
Treasury stock purchased (7,977 shares)				(49)			(49)
Excess tax benefit from stock compensation plans		95					95
Stock option expense		220					220
Recognition and Retention Plan expense		319					319
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(84)	223				139
BALANCE at Sep. 30, 2011	126	54,078	(3,011)	(31,625)	35,631	2,253	57,452
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					2,593		2,593
Other comprehensive income (loss)						(970)	(970)
Excess tax benefit from stock compensation plans		88					88
Stock option expense		220					220
Recognition and Retention Plan expense		326					326
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(102)	224				122
BALANCE at Sep. 30, 2012	126	54,610	(2,787)	(31,625)	38,224	1,283	59,831
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					286		286
Other comprehensive income (loss)						(370)	(370)
Excess tax benefit from stock compensation plans		43					43
Stock option expense		116					116
Recognition and Retention Plan expense		195					195
ESOP shares committed to be released (22,620 shares for September 30, 2011 and 2012 and 11,310 shares for March 31, 2013)		(32)	111				79
BALANCE at Mar. 31, 2013	$ 126	$ 54,932	$ (2,676)	$ (31,625)	$ 38,510	$ 913	$ 60,180